UNITED STATES
      		SECURITIES AND EXCHANGE COMMISSION
      			FORM 13F



      		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:


DECEMBER 31, 2005

Check here if Amendment []; Amendment Number:
This Amendment (check only one.) : [    ] is a
restatement.
				  [     ] adds new holdings
entries.


Institutional Investment Manager Filing this Report:

Name:		Granite Capital International Group, LP
Address:		126 East 56th Street
      		25th Floor
			New York, New York 10022

13F- File Number:

The Institutional investment manager
filing this report and the person whom
it is signed hereby represent that the
person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting
Manager:

Name:		Lloyd Moskowitz
Title:		Controller
Phone:		212-407-3344
Signature, Place and Date of Signing:

	Lloyd Moskowitz  New York, New York  FEBRUARY 14,
2006


Report Type (Check only one.):

[ X  ]    13F Holdings Report.
[    ]    13F Notice.
[    ]    13F Combination Report.


List of Other Managers Reporting for this Manager:
		None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.



		FORM 13F SUMMARY PAGE


Report Summary:


Number of other Included Managers:	0

Form 13F Information Table Entry Total:	86
Form 13F Information Table Value Total:	$490,683

List of Other Included Managers:

No. 13F File Number		Name





 WALTER F. HARRISON, III










            FORM 13F










   AS OF DECEMBER 31, 2005





                   FORM 13F














Name of Reporting Manager : Walter F. Harrison III



(SEC USE ONLY)
Item 1:
Item 2
Item 3
Item 4
Item 5
Item 6:
Item 7:
Item 8:
Name of Issuer
Title of Class
CUSIP
Fair Market
Shares of
Investment Discretion
Managers
Voting Authority (Shares)


Number
Value
Principal

(b) Shared

See Instruc. V







Amount
(a) Sole
As Defined
(c) Shared

(a) Sole
(b) Shared
(c) None










































in Instr. V
Other




ACTIVISION INC (NEW) CMN
Common
004930202

758,448
                    55,200
X


Walter Harrison
X


AFFILIATED MANAGERS GROUP INC CMN
Common
008252108

3,619,275
                    45,100
X


Walter Harrison
X


ALCATEL SPON ADRSPONSOREDADR CMN
Common
013904305

814,680
                    65,700
X


Walter Harrison
X


ALLIANT TECHSYSTEMS INC CMN
Common
018804104

23,203,896
                  304,633
X


Walter Harrison
X


ALLIED CAPITAL CORPORATION CMN
Common
01903Q108

463,811
                    15,792
X


Walter Harrison
X


ALTRIA GROUP INC CMN
Common
02209S103

18,908,344
                  253,056
X


Walter Harrison
X


AMBAC FINANCIAL GROUP INC CMN
Common
023139108

4,685,248
                    60,800
X


Walter Harrison
X


AMERICA MOVIL SA DE CV SPONSOREDADR CMN SERIES
L
Common
02364W105

1,869,714
                    63,900
X


Walter Harrison
X


AMERICAN TECHNOLOGY CORP (DEL)CMN
Common
030145205

1,827,885
                  552,231
X


Walter Harrison
X


ANTHRACITE CAPITAL INC CMN
Common
037023108

3,814,598
                  362,260
X


Walter Harrison
X


BANK NEW YORK INC CMN
Common
064057102

13,191,569
                  414,178
X


Walter Harrison
X


BIRKS & MAYORS INC CMN
Common
090881103

210,618
                    35,698
X


Walter Harrison
X


BJ SERVICES CO. CMN
Common
055482103

2,170,864
                    59,200
X


Walter Harrison
X


BROADCOM CORP CL-A CMN CLASSA
Common
111320107

1,626,675
                    34,500
X


Walter Harrison
X


CANON INC. CMN
Common
138006101

4,826,613
                    82,500
X


Walter Harrison
X


CAPITAL CROSSING BANK CMN
Common
140071101

12,692,000
                  380,000
X


Walter Harrison
X


CAREMARK RX INC CMN
Common
141705103

18,175,701
                  350,950
X


Walter Harrison
X


CELGENE CORP CMN
Common
151020104

648,000
                    10,000
X


Walter Harrison
X


CENVEO INC CMN
Common
15670S105

629,048
                    47,800
X


Walter Harrison
X


CHICAGO MERCANTILE HLDGS INC CMN
Common
167760107

1,359,713
                      3,700
X


Walter Harrison
X


CIMAREX ENERGY CO CMN
Common
171798101

14,173,989
                  329,551
X


Walter Harrison
X


CITIZENS COMMUNICATIONS CO CMN
Common
17453B101

5,549,974
                  453,800
X


Walter Harrison
X


COINSTAR INC CMN
Common
19259P300

1,269,348
                    55,600
X


Walter Harrison
X


COMPUTER ASSOC INTL INC. CMN
Common
204912109

14,466,037
                  513,162
X


Walter Harrison
X


CYBERONICS INC CMN
Preferred
23251P102

9,841,810
                  304,700
X






DESIGN WITHIN REACH CMN
Common
250557105

2,078,522
                  392,174
X


Walter Harrison
X


DISCOVERY HOLDING CO CMN CLASSA
Common
25468Y107

1,285,099
                    84,825
X


Walter Harrison
X


ETHAN ALLEN INTERIORS INC CMN
Common
297602104

584,480
                    16,000
X


Walter Harrison
X


EVEREST RE GROUP LTD CMN
Common
G3223R108

23,302,775
                  232,215
X


Walter Harrison
X


FAIRFAX FINANCIAL HOLDINGS LTD
Preferred
26926Q108

-
                      2,000
X






FANNIE MAE COMMON STOCK CMN
Common
313586109

9,290,056
                  190,331
X


Walter Harrison
X


FIRST REPUBLIC BANK CMN
Common
336158100

12,737,917
                  344,175
X


Walter Harrison
X


FOREST CITY ENTERPRISES (CL-A)CMN CLASSA
Common
345550107

26,169,007
                  689,929
X


Walter Harrison
X


FREDDIE MAC CMN
Common
313400301

13,801,920
                  211,200
X


Walter Harrison
X


GOOGLE, INC. CMN CLASSA
Common
38259P508

995,664
                      2,400
X


Walter Harrison
X


HARRAHS ENTMT INC CMN
Common
413619107

6,046,604
                    84,817
X


Walter Harrison
X


HEWLETT-PACKARD CO. CMN
Common
428236103

2,542,344
                    88,800
X


Walter Harrison
X


HOLLINGER INTERNATIONAL INC CL-A CLASSA
Common
435569108

2,884,224
                  321,900
X


Walter Harrison
X


HOLLYWOOD MEDIA CORP CMN
Common
436233100

5,346,150
               1,240,406
X


Walter Harrison
X


HOME DEPOT INC CMN
Common
437076102

3,813,216
                    94,200
X


Walter Harrison
X


INTEL CORP CMN
Common
458140100

2,198,976
                    88,100
X


Walter Harrison
X


INTERNATIONAL COAL GROUP INC. CMN
Common
45928H106

2,155,550
                  226,900
X


Walter Harrison
X


INTL GAME TECHNOLOGY CMN
Common
459902102

604,919
                    19,653
X


Walter Harrison
X


INTUITIVE SURGICAL, INC. CMN
Common
46120E602

304,902
                      2,600
X


Walter Harrison
X


ITLA CAP CORP CMN
Common
450565106

14,151,845
                  289,700
X


Walter Harrison
X


LABORATORY CORPORATION OF AMERCMN
Common
50540R409

4,130,295
                    76,700
X


Walter Harrison
X


LAKES ENTERTAINMENT INC CMN
Common
51206P109

1,114,540
                  167,600
X


Walter Harrison
X


LIBERTY GLOBAL INC CMN CLASSA
Common
530555101

2,839,140
                  126,184
X


Walter Harrison
X


LIBERTY GLOBAL, INC. CMN SERIESC
Common
530555309

3,749,941
                  176,884
X


Walter Harrison
X


LIBERTY MEDIA CORP NEW CMN SERIESA
Common
530718105

8,143,483
               1,034,750
X


Walter Harrison
X


LONE STAR STEAKHOUSE SALOON CMN
Common
542307103

3,449,422
                  145,300
X


Walter Harrison
X


MCT CORP. CMN
Common
55271Y101

-
                  115,591
X


Walter Harrison
X


METTLER-TOLEDO INTL
Common
592688105

9,265,320
                  167,850
X


Walter Harrison
X


MORGAN STANLEY CMN
Common
617446448

2,558,974
                    45,100
X


Walter Harrison
X


NEW YORK COMMUNITY BANCORP INCCMN
Common
649445103

4,609,030
                  278,997
X


Walter Harrison
X


NEWS CORPORATION, INC. CMN CLASSA
Common
65248E104

5,560,680
                  357,600
X


Walter Harrison
X


NII HOLDINGS, INC. CMN CLASSB
Common
62913F201

1,629,264
                    37,300
X


Walter Harrison
X


NORTH FORK BANCORPORATION INC CMN
Preferred
659424105

11,462,691
                  418,958
X






OCWEN FINANCIAL CORP CMN
Common
675746101

5,598,842
                  643,545
X


Walter Harrison
X


PFF BANCORP INC CMN
Common
69331W104

8,661,576
                  283,800
X


Walter Harrison
X


PICO HOLDINGS INC CMN
Common
693366205

1,748,492
                    54,200
X


Walter Harrison
X


PIONEER NATURAL RESOURCES CO CMN
Common
723787107

1,615,005
                    31,500
X


Walter Harrison
X


PRICE COMMUNICATIONS CORP NEW CMN
Common
741437305

2,834,222
                  190,600
X


Walter Harrison
X


PULTE HOMES INC CMN
Common
745867101

36,527,576
                  928,038
X


Walter Harrison
X


QUALCOMM INC CMN
Common
747525103

2,425,404
                    56,300
X


Walter Harrison
X


RADIAN GROUP INC CMN
Common
750236101

14,061,483
                  239,998
X


Walter Harrison
X


RECONDITIONED SYSTEMS INC(NEW)CMN
Common
756240305

949,143
                  365,055
X


Walter Harrison
X


REDWOOD TRUST INC CMN
Common
758075402

15,212,521
                  368,699
X


Walter Harrison
X


REYNOLDS & REYNOLDS CO CL-A CMN CLASSA
Common
761695105

17,147,626
                  610,888
X


Walter Harrison
X


SEATTLE GENETICS INC CMN
Common
812578102

157,648
                    33,400
X


Walter Harrison
X


SMITH & WOLLENSKY RESTAURANT CMN
Common
831758107

2,706,734
                  526,602
X


Walter Harrison
X


TEL OFFSHORE TRUST CMN
Common
872382106

133,229
                    11,545
X


Walter Harrison
X


TELLABS INC. CMN
Common
879664100

1,658,980
                  152,200
X


Walter Harrison
X


TERADYNE INC CMN
Common
880770102

1,643,496
                  112,800
X


Walter Harrison
X


TEVA PHARMACEUTICAL IND LTD ADS
Common
881624209

6,455,758
                  150,099
X


Walter Harrison
X


TIME WARNER INC. CMN
Common
887317105

2,858,416
                  163,900
X


Walter Harrison
X


U.S. BANCORP CMN
Common
902973304

6,282,758
                  210,196
X


Walter Harrison
X


UNITEDHEALTH GROUP INC CMN
Common
91324P102

814,034
                    13,100
X


Walter Harrison
X


WELLPOINT INC CMN
Common
94973V107

1,348,451
                    16,900
X


Walter Harrison
X


WILLIS GROUP HOLDINGS LTD CMN
Common
G96655108

8,496,200
                  230,000
X


Walter Harrison
X


YAHOO! INC CMN
Common
984332106

1,528,020
                    39,000
X


Walter Harrison
X


WTS/AMERICAN TECH CORP EXP12/31/2007
Misc
030990683

-
                    37,500
X


Walter Harrison
X


WTS/DIME BANCORP INC EXP01/01/2059
Misc
25429Q110

25,688
                  197,600
X


Walter Harrison
X


WTS/EXPEDIA INC 15.6100 EXP02/04/2009
Misc
30212P113

56,396
                    13,100
X


Walter Harrison
X


WTS/GOOD GUYS INC 3.0000 EXP03/11/2007 PRIV PL
Misc
382990190

-
                    45,060
X


Walter Harrison
X


WTS/IAC INTERACTIVECORP 19.4900 EXP02/04/2009
Misc
44919P110

130,278
                    27,198
X


Walter Harrison
X














Total Market Value


490,682,784







